ACQUISITIONS - Proforma financial information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Kunyuan
Proforma financial information
Revenue	¥ 3,378,919	¥ 4,154,877
Net income	274,947	269,523
Net income attributable to JIADE LIMITED'S SHAREHOLDERS	206,155	202,088
Jiazhi
Proforma financial information
Revenue	3,831,461	6,160,650
Net income	289,642	2,627,105
Net income attributable to JIADE LIMITED'S SHAREHOLDERS	¥ 289,584	¥ 2,626,580